Stock-based Compensation - Schedule of Outstanding Stock Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Number of Options	480,703	566,045
August 2015 [Member]
Exercise price	$ 15.90	$ 15.90
Number of Options	104,060	104,060
Expiration date	Dec. 27, 2025	Dec. 27, 2025
September 2015 [Member]
Exercise price	$ 15.90	$ 15.90
Number of Options	20,000	20,000
Expiration date	Dec. 27, 2025	Dec. 27, 2025
November 2015 [Member]
Exercise price	$ 15.90	$ 15.90
Number of Options	122,464	122,464
Expiration date	Dec. 27, 2025	Dec. 27, 2025
December 2015 [Member]
Exercise price	$ 15.90	$ 15.90
Number of Options	5,569	27,204
Expiration date	Dec. 27, 2025	Dec. 27, 2025
January 2016 [Member]
Exercise price	$ 15.90	$ 15.90
Number of Options	127,581	127,581
Expiration date	Jan. 09, 2026	Jan. 09, 2026
May 2016 [Member]
Exercise price	$ 20.50	$ 20.50
Number of Options	26,915	26,915
Expiration date	May 26, 2026	May 26, 2026
September 2016 [Member]
Exercise price	$ 20.50	$ 20.50
Number of Options	9,933	9,933
Expiration date	May 31, 2026	May 31, 2026
January 2017 [Member]
Exercise price	$ 20.50	$ 20.50
Number of Options	5,356	5,356
Expiration date	Jan. 01, 2027	Jan. 01, 2027
January 2018 [Member]
Exercise price	$ 19.70
Number of Options	3,916
Expiration date	Jan. 01, 2028
January 2019 [Member]
Exercise price	$ 0.94	$ 19.70
Number of Options	54,909	3,916
Expiration date	Jan. 01, 2029	Jan. 01, 2028